Document and Entity Information	Mar. 10, 2021
Cover [Abstract]
Entity Registrant Name	INTEL CORP
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0000050863
Current Fiscal Year End Date	--12-28
Document Type	8-K
Document Period End Date	Mar. 10, 2021
Entity Incorporation State Country Code	DE
Entity File Number	000-06217
Entity Tax Identification Number	94-1672743
Entity Address, Address Line One	2200 Mission College Blvd.
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054-1549
City Area Code	(408)
Local Phone Number	765-8080
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.001 par value
Trading Symbol	INTC
Entity Emerging Growth Company	false